ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

13.   ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Salary and welfare payable	1,033,889	1,164,401	169,355
Accrual for purchases of property and equipment	121,735	252,265	36,690
Accrued expenses	271,156	277,479	40,357
Payable for business acquisitions (Note 4)	26,497	12,335	1,794
Others	387,996	532,305	77,420
	1,841,273	2,238,785	325,616

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders at the end of the escrow periods or consideration to be paid for other acquisitions based on their respective payment schedules.